UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus

Intermediate Municipal

Bond Fund, Inc.

ANNUAL REPORT May 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
32	Statement of Assets and Liabilities
33	Statement of Operations
34	Statement of Changes in Net Assets
35	Financial Highlights
36	Notes to Financial Statements
46	Report of Independent Registered
Public Accounting Firm
47	Important Tax Information
48	Board Members Information
51	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration.Yields of longer term municipal bonds climbed in response to these developments, partly offsetting price gains achieved earlier in the reporting period.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through May 31, 2013, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2013, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 2.28%.1 The Barclays 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.07% for the same period.2

Selling pressure at the end of 2012 stemming from changing capital gains tax rates and dealers’ reluctance to maintain inventories dampened municipal bond market returns for the reporting period overall, as did rising long-term interest rates in 2013. An emphasis on revenue bonds with maturities at the longer end of the intermediate-term spectrum enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure in Advance of Tax Changes

Municipal bonds were supported at the start of the reporting period by robust demand for a limited supply of newly issued securities as investors sought competitive after-tax yields in a low interest rate environment. However, municipal securities generally began to lose value at the end of 2012 when investors took profits in anticipation of higher capital gains tax rates for 2013.At the same time, municipal bond dealers proved reluctant to absorb the rising supply of securities in the secondary market as they sought to maintain light inventories of unsold securities at year-end.

While the supply of newly issued municipal bonds continued to moderate over the opening months of 2013, robust investor demand failed to rematerialize. In addition, yields of U.S.Treasury securities generally climbed in response to improved economic trends and mounting expectations that the Federal Reserve Board (the “Fed”) might back away from its ongoing quantitative easing program sooner than many had expected. These expectations intensified in May, when remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal of the central bank’s intention to move toward a less accommodative monetary policy. The resulting downward pressure on municipal bond prices erased some, but not all, of the gains achieved earlier in the reporting period.

In this environment, longer term and lower rated municipal bonds provided higher returns than their shorter maturity and higher rated counterparts, on average.

Fund Strategies Produced Positive Relative Results

The fund benefited throughout the reporting period from overweighted exposure to revenue bonds backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. Results were particularly strong among revenue bonds with maturities in the 10- to 15-year range, which lie at the long end of the intermediate-term spectrum. The fund’s holdings of bonds with credit ratings toward the lower end of the investment-grade range also fared relatively well. Our interest rate strategies also generally proved beneficial, as a modestly long average duration enabled the fund to participate more fully in relative strength among longer term securities early in the reporting period.

On the other hand, relative performance was dampened to a degree by higher quality revenue bonds backed by essential municipal services, such as water and sewer facilities.

We successfully employed interest rate swaps at times during the reporting period to take advantage of changing price disparities between municipal bonds and U.S. Treasury securities.

Maintaining a Selective Approach

We have been encouraged by recently improved economic data, but the U.S. economy remains vulnerable to domestic fiscal uncertainty and unexpected global developments. In addition, while credit fundamentals are improving for most states, many localities face ongoing fiscal pressures.Therefore, we have maintained a long-term perspective in which our research-intensive credit selection process seeks to identify attractively valued opportunities among fundamentally sound issuers. Over the near term, we believe that bouts of heightened market volatility may provide opportunities to purchase municipal bonds at more attractive valuations as yield differences widen along the market’s maturity spectrum.

June 17, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivate held by the fund will not correlate with the underlying instruments or the fund’s other instruments.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

Average Annual Total Returns as of 5/31/13
	1	Year	5 Years	10 Years
Fund	2.28%		5.03%	3.82%
Barclays 7-Year Municipal Bond Index	2.07%		5.83%	4.59%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on 5/31/03 to a $10,000 investment made in the Barclays 7-Year Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in municipal securities and maintains a portfolio with a weighted average maturity ranging between 3 and 10 years.The fund’s performance shown in the line graph above takes into account fees and expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

Expenses paid per $1,000†	$3.57
Ending value (after expenses)	$988.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

Expenses paid per $1,000†	$3.63
Ending value (after expenses)	$1,021.34

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2013

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,430,800
Alabama Public School and
College Authority, Capital
Improvement Bonds	5.00	12/1/24	2,500,000	2,908,400
Birmingham Water Works Board,
Water Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	6,310,000	7,149,672
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	5,050,000	5,050,656
University of Alabama Board of
Trustees, General Revenue
(The University of Alabama)	5.00	7/1/24	6,025,000	7,269,283
Alaska—.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,398,824
Arizona—3.0%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/17	6,000,000	7,005,180
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/19	1,965,000	2,386,296
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/23	4,290,000	5,131,226
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,810,138
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,055,000	2,083,462

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Arizona (continued)
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/17	2,650,000		3,128,829
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,287,320
California—14.5%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,261,174
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,278,120
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		7,158,600
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,713,177
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,484,312
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,122,370
California Department of
Water Resources,
Water System Revenue
(Central Valley Project)	5.00	12/1/24	2,500,000		2,924,750
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.25	10/1/24	3,500,000		4,248,580
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,511,530
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	375,000		379,140
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	1,450,000		1,467,820

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,399,924
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,404,500
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,700,580
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,067,300
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	7,902,173
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,547,960
Los Angeles Department of
Airports, Subordinate
Revenue (Los Angeles
International Airport)	5.25	5/15/25	1,845,000		2,121,160
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,695,807
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	3,414,266
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	2,725,000		3,352,649
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,751,200
San Diego Public Facilities
Financing Authority, Subordinated
Water Revenue (Payable Solely
from Subordinated Installment
Payments Secured by Net
System Revenues of the
Water Utility Fund)	5.00	8/1/28	3,540,000		4,126,755

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Diego Public Facilities Financing
Authority, Water Revenue	5.00	8/1/24	7,560,000		8,932,367
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/17	5,000,000		5,784,800
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,929,350
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,183,759
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,785,000		1,789,230
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,310,300
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,918,375
University of California Regents,
General Revenue	5.00	5/15/24	8,575,000		10,535,845
Colorado—.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,429,909
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,583,810
Connecticut—.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,148,410

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,141,130
District of Columbia—2.4%
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,259,640
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,955,850
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000	[b]	2,902,649
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000	[b]	3,033,810
District of Columbia Water and
Sewer Authority, Public Utility
Subordinate Lien Revenue	5.00	10/1/27	5,980,000		6,998,872
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,414,907
Florida—10.3%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000		2,648,244
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,347,104
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,081,185
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,526,440
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,674,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,891,450
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,130,980
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,379,800
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,264,713
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000		2,546,077
Florida Water Pollution Control
Financing Corporation, Water PCR	5.25	1/15/21	2,545,000		2,621,350
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,426,922
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,540,175
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,565,409
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	2,245,000	[c]	2,531,821
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/20	2,000,000		2,399,960
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,336,437

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County,
Subordinate Special
Obligation Revenue	5.00	10/1/26	1,000,000		1,138,790
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,601,002
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,862,950
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000		5,860,600
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,276,200
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,930,075
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/17	2,105,000		2,439,716
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000	[d]	899,520
Pasco County,
Solid Waste Disposal and Resource
Recovery System Revenue	5.00	10/1/16	3,000,000		3,381,330
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		651,183
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,089,000
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,153,142
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		3,019,686

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—2.8%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,749,550
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,337,150
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	5,014,760
DeKalb County School District,
GO Sales Tax Bonds	4.00	11/1/17	5,000,000	5,650,250
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000	3,200,432
Private Colleges and Universities
Authority, Revenue
(Emory University)	5.00	9/1/16	3,235,000	3,690,682
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	6,995,460
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,912,800
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000	1,719,279
Illinois—4.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/17	2,500,000	2,844,950
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	2,000,000	2,295,020
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,673,275

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,650,839
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	1,720,000	1,840,073
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,335,605
Illinois,
GO	5.00	4/1/22	3,750,000	4,231,125
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/20	4,900,000	5,610,255
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	2,011,015
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,733,100
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,849,550
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/18	2,290,000	2,657,156
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.25	6/1/21	3,300,000	3,942,048
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	2,750,000	3,290,155
Indiana—2.0%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,486,324

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana (continued)
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	3,025,700
Indiana Finance Authority, Private
Activity Bonds (Ohio River
Bridges East End Crossing Project)	5.00	1/1/19	1,750,000	1,928,727
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,990,070
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	9,029,867
Iowa—.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,424,080
Kansas—1.4%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/20	2,500,000	3,079,225
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,125,900
Kentucky—.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	9/1/19	2,000,000	2,275,320
Pikeville,
Hospital Improvement
Revenue (Pikeville Medical
Center, Inc. Project)	6.25	3/1/23	2,195,000	2,627,876
Louisiana—.2%
Louisiana State University
Board of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,278,840

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland—2.4%
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/17	1,230,000	1,445,287
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/16	4,340,000	4,950,551
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	2,500,000	3,024,325
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	5,000,000	6,113,850
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.38	6/1/25	1,500,000	1,702,650
Maryland Health and Higher
Educational Facilities Authority,
Revenue (The Johns Hopkins
Health System Obligated
Group Issue)	5.00	7/1/24	1,155,000	1,387,802
Prince George’s County,
Consolidated Public
Improvement GO	5.00	9/15/22	3,340,000	4,101,821
Massachusetts—4.1%
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	8,951,175
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,107,692
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,817,546
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,164,440
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,446,453
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/23	5,000,000	6,098,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	3,018,075
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	6,051,250
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	5,000,000	5,875,900
Michigan—4.8%
Detroit,
Sewage Disposal System
Senior Lien Revenue	6.50	7/1/24	4,765,000	5,587,630
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,883,782
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	5,256,150
Detroit,
Water Supply System Senior
Lien Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	1,750,000	1,885,520
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,625,869
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,426,860
Michigan Finance Authority,
Clean Water Revolving Fund
Subordinate Revenue	5.00	10/1/18	2,000,000	2,401,780
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/18	3,500,000	4,193,210
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	10,000,000	11,762,800

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/15	1,040,000		1,138,051
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000		2,914,975
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000		2,801,550
Minnesota—.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000		5,575,800
Mississippi—.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/1/16	3,875,000	[b]	4,391,886
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000		3,585,652
Nebraska—.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000		1,189,430
Nevada—1.8%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,797,937
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000		5,582,313

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000		5,725,050
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000		2,474,157
New Jersey—1.8%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000		3,165,330
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000		5,284,650
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000		1,147,970
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000		6,022,005
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.88	6/1/21	1,210,000		1,350,771
New Mexico—.9%
New Mexico Hospital Equipment
Loan Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,937,975
New York—7.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.51	9/1/15	3,000,000	[e]	3,048,480

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/17	2,800,000		3,273,564
New York City,
GO	5.00	8/1/17	2,000,000		2,327,900
New York City,
GO	5.00	8/1/18	5,000,000		5,660,600
New York City,
GO	5.00	4/1/20	590,000		637,884
New York City,
GO	5.00	8/1/20	2,655,000		3,206,258
New York City,
GO	5.00	4/1/22	1,145,000		1,237,264
New York City,
GO	5.00	8/1/28	5,000,000		5,776,550
New York City,
GO (Prerefunded)	5.00	4/1/15	1,910,000	[b]	2,070,688
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		5,082,741
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,255,311
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/15/18	5,750,000		6,947,438
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,540,630
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000		3,764,657
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	600,000		658,644
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/21	2,500,000		2,980,425

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000		5,509,550
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000		2,100,920
New York State Urban Development
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/20	2,500,000		3,031,200
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		800,483
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	2,500,000		2,980,975
North Carolina—1.4%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,567,480
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000		1,468,668
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,310,525
Wake County Industrial Facilities
and Pollution Control Financing
Authority, PCR (Carolina Power
and Light Company Project)
(Insured; AMBAC)	0.26	10/1/22	6,500,000	[e]	6,061,250
Ohio—1.9%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,617,193

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier University
Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.25	5/1/16	3,230,000	[b]	3,658,750
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,182,939
Ohio Water Development Authority,
Water Pollution Control
Loan Fund Revenue
(Water Quality Series)	5.00	12/1/23	3,000,000		3,599,640
University of Cincinnati,
General Receipts Bonds
(Insured; AMBAC)	5.00	6/1/17	2,500,000		2,715,850
Oklahoma—.1%
Oklahoma City Water Utilities
Trust, Water and Sewer
System Revenue	5.00	7/1/19	1,060,000		1,283,522
Pennsylvania—4.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,897,596
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	595,000		631,366
Delaware Valley Regional
Finance Authority,
Local Government Revenue	5.75	7/1/17	6,830,000		7,835,239
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000		2,233,263
Montgomery County Higher
Education and Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000		7,873,948
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/21	10,000,000		11,667,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of Philadelphia
Funding Program)	5.00	6/15/17	4,000,000		4,644,880
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000		2,067,858
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.38	9/15/17	1,710,000		1,805,863
Philadelphia School District,
GO	5.00	9/1/17	1,160,000		1,326,959
South Carolina—2.2%
Berkeley County School District,
Installment Purchase
Revenue (Securing
Assets for Education)	5.25	12/1/21	9,395,000		9,618,319
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project) (Prerefunded)	5.25	12/1/15	4,500,000	[b]	5,035,950
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000		5,925,950
Texas—7.0%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,820,723
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	1,295,000		1,565,862
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000		4,007,120
Fort Bend Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/23	7,105,000		8,488,486

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000		2,166,908
Harris County Metropolitan
Transit Authority, Sales and
Use Tax Revenue	5.00	11/1/27	2,500,000		2,894,925
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,321,312
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		2,888,100
Lewisville Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/22	7,825,000		9,350,406
Love Field Airport Modernization
Corporation, Special Facilities
Revenue (Southwest Airlines
Company—Love Field Modernization
Program Project)	5.00	11/1/15	2,840,000		3,019,204
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000		3,510,780
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	5,000,000	[b]	5,589,100
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000		5,890,950
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,545,418
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,252,010
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,396,740
University of Houston System
Board of Regents,
Consolidated Revenue	5.00	2/15/18	2,500,000		2,939,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
University of Texas System
Board of Regents, Financing
System Revenue	5.00	8/15/20	1,000,000		1,227,870
Utah—.4%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.00	7/1/18	3,000,000		3,567,120
Virginia—1.0%
Virginia,
GO	4.00	6/1/15	3,000,000		3,221,910
Virginia College Building
Authority, Educational Facilities
Revenue (21st Century College
and Equipment Programs)	5.00	2/1/17	2,450,000		2,822,400
Virginia College Building
Authority, Educational Facilities
Revenue (21st Century College
and Equipment Programs)	5.00	2/1/22	3,000,000		3,616,500
Washington—5.1%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000		5,636,750
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,636,750
Goat Hill Properties,
LR (Government Office
Building Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	12/1/20	2,360,000		2,527,654
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,916,025
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,870,945
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000		1,005,620
Port of Seattle,
Limited Tax GO (Prerefunded)	5.75	6/1/21	170,000	[b]	211,723

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Port of Tacoma,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/20	3,025,000		3,499,411
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000		5,881,009
Seattle,
Unlimited Tax GO	5.00	12/1/17	5,050,000		5,982,129
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,671,900
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000		2,992,100
Washington,
GO (Various Purpose) (Insured;
AMBAC) (Prerefunded)	5.00	1/1/16	3,600,000	[b]	4,015,764
West Virginia—.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000		1,764,587
Wisconsin—.3%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; AMBAC and Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	7/1/15	2,950,000	[b]	3,226,386
U.S. Related—2.5%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000		1,530,480
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000		2,559,800
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	745,000		748,271

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,801,170
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	533,149
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	3,210,780
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,765,025
Puerto Rico Public Buildings
Authority, Government Facilities
Revenue (Insured; XLCA)	5.25	7/1/20	2,000,000	2,091,920
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	9,005,360

Total Investments (cost $887,181,538)			98.9%	943,525,507

Cash and Receivables (Net)			1.1%	10,234,716

Net Assets			100.0%	953,760,223

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, this security was valued at $2,531,821 or .3% of net assets.
d Non-income producing—security in default.
e Variable rate security—interest rate subject to periodic change.

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	15.2
AA		Aa		AA	52.4
A		A		A	24.2
BBB		Baa		BBB	6.3
BB		Ba		BB	.7
B		B		B	.5
Not Rated[f]		Not Rated[f]		Not Rated[f]	.7
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 31

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	887,181,538	943,525,507
Cash		551,420
Interest receivable		12,896,066
Receivable for shares of Common Stock subscribed		18,217
Prepaid expenses		189,035
		957,180,245
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		605,758
Payable for investment securities purchased		1,874,234
Payable for shares of Common Stock redeemed		836,443
Accrued expenses		103,587
		3,420,022
Net Assets ($)		953,760,223
Composition of Net Assets ($):
Paid-in capital		891,773,669
Accumulated net realized gain (loss) on investments		5,642,585
Accumulated net unrealized appreciation
(depreciation) on investments		56,343,969
Net Assets ($)		953,760,223
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		67,586,166
Net Asset Value, offering and redemption price per share ($)		14.11

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2013

Investment Income ($):
Interest Income	32,652,985
Expenses:
Management fee—Note 3(a)	5,784,574
Shareholder servicing costs—Note 3(b)	885,390
Professional fees	90,686
Directors’ fees and expenses—Note 3(c)	78,551
Custodian fees—Note 3(b)	75,202
Registration fees	43,452
Prospectus and shareholders’ reports	36,894
Loan commitment fees—Note 2	9,244
Interest expense—Note 2	293
Miscellaneous	70,863
Total Expenses	7,075,149
Less—reduction in fees due to earnings credits—Note 3(b)	(1,312)
Net Expenses	7,073,837
Investment Income—Net	25,579,148
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,962,333
Net realized gain (loss) on swap transactions	480,114
Net Realized Gain (Loss)	8,442,447
Net unrealized appreciation (depreciation) on investments	(11,906,619)
Net Realized and Unrealized Gain (Loss) on Investments	(3,464,172)
Net Increase in Net Assets Resulting from Operations	22,114,976

See notes to financial statements.

The Fund 33

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2013	2012
Operations ($):
Investment income—net	25,579,148	28,391,275
Net realized gain (loss) on investments	8,442,447	5,863,434
Net unrealized appreciation
(depreciation) on investments	(11,906,619)	38,399,083
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,114,976	72,653,792
Dividends to Shareholders from ($):
Investment income—net	(25,311,916)	(28,111,406)
Net realized gain on investments	(4,583,403)	—
Total Dividends	(29,895,319)	(28,111,406)
Capital Stock Transactions ($):
Net proceeds from shares sold	117,453,239	109,950,878
Dividends reinvested	23,374,566	21,440,491
Cost of shares redeemed	(124,816,462)	(88,556,558)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	16,011,343	42,834,811
Total Increase (Decrease) in Net Assets	8,231,000	87,377,197
Net Assets ($):
Beginning of Period	945,529,223	858,152,026
End of Period	953,760,223	945,529,223
Capital Share Transactions (Shares):
Shares sold	8,226,551	7,867,352
Shares issued for dividends reinvested	1,635,697	1,540,058
Shares redeemed	(8,741,511)	(6,370,958)
Net Increase (Decrease) in Shares Outstanding	1,120,737	3,036,452

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	14.23	13.53	13.52	13.06	13.12
Investment Operations:
Investment income—net[a]	.38	.44	.48	.49	.51
Net realized and unrealized
gain (loss) on investments	(.05)	.70	.00 [b]	.45	(.07)
Total from Investment Operations	.33	1.14	.48	.94	.44
Distributions:
Dividends from investment income—net	(.38)	(.44)	(.47)	(.48)	(.50)
Dividends from net realized
gain on investments	(.07)	—	—	—	—
Total Distributions	(.45)	(.44)	(.47)	(.48)	(.50)
Net asset value, end of period	14.11	14.23	13.53	13.52	13.06
Total Return (%)	2.28	8.53	3.65	7.42	3.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.76	.75	.75	.78
Ratio of net expenses
to average net assets	.73	.76	.75	.75	.77
Ratio of interest and expense related
to floating rates notes issued
to average net assets	—	—	—	—	.02
Ratio of net investment income
to average net assets	2.65	3.17	3.53	3.68	3.94
Portfolio Turnover Rate	20.26	15.11	21.46	13.22	22.75
Net Assets, end of period ($ x 1,000)	953,760	945,529	858,152	862,443	785,392

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	942,625,987	899,520	943,525,507

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 5/31/2012	810,030
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	89,490
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 5/31/2013	899,520
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 5/31/2013	89,490

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $742,426, undistributed ordinary income $354,195, undistributed capital gains $4,251,983 and unrealized appreciation $57,380,376.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2013 and May 31, 2012 were as follows: tax-exempt income $25,311,916 and $28,111,406, ordinary income $781,667 and $0, and long-term capital gains $3,801,736 and $0, respectively.

During the period ended May 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $267,232, increased accumulated net realized gain (loss) on investments by $257,560 and increased paid-in capital by $9,672. Net assets and net asset value per share were not affected by this reclassification.

(e) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-

11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2013 was approximately $26,100 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, the fund was charged $509,792, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $258,968 for transfer agency services and $8,815 for cash management services. Cash management fees were partially offset by earnings credits of $1,264.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $75,202 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $5,444 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $48.

During the period ended May 31, 2013, the fund was charged $8,527 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $493,169, Shareholder Services Plan fees $43,000, custodian fees $19,201, Chief Compliance Officer fees $3,830 and transfer agency fees $46,558.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended May 31, 2013, amounted to $210,168,713 and $192,452,987, respectively.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to managing the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional prin-

cipal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps. At May 31, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average notional value of swap contracts outstanding during the period ended May 31, 2013:

Average Notional Value ($)
Interest rate swap contracts	4,000,000

At May 31, 2013, the cost of investments for federal income tax purposes was $886,145,131; accordingly, accumulated net unrealized appreciation on investments was $57,380,376, consisting of $60,964,536 gross unrealized appreciation and $3,584,160 gross unrealized depreciation.

The Fund 45

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus Intermediate Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 26, 2013

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2013 as “exempt-interest dividends” (not generally subject to regular federal income tax).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV, which will be mailed in early 2014. Also, the fund hereby reports $.0116 per share as a short-term capital gain distribution and $.0564 per share as a long-term capital gain distribution paid on December 13, 2012.

The Fund 47

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 51

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Ticker Symbol: DITEX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,401 in 2012 and $32,149 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were  $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,370 in 2012 and $3,040 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,129 in 2012 and $0 in 2013. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,054,975 in 2012 and $49,714,645 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE  MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]